Cover	Aug. 13, 2024
Cover [Abstract]
Entity Registrant Name	INCORDEX CORP.
Entity Central Index Key	0001818550
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 13, 2024
Entity Ex Transition Period	true
Entity File Number	333-248609
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1541457
Entity Address Address Line 1	6 Rosemary Way
Entity Address City Or Town	Nuneaton
Entity Address Postal Zip Code	CV10 7ST
City Area Code	702
Local Phone Number	879 4409
Security 12b Title	Common
Entity Address Country	GB
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	ICDX